Other comprehensive income (loss) - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		$ (815)	$ 1,461	$ (1,052)
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		(8)	(38)	(144)
After-tax amount
Total other comprehensive (loss) income, net of tax	[1]	(823)	1,423	(1,196)
Foreign currency translation
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(157)	659	(518)
Total other comprehensive income (loss), Pre-tax amount		(157)	659	(518)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		(156)	194	(332)
Total other comprehensive income (loss), Tax (expense) benefit		(156)	194	(332)
After-tax amount
Other comprehensive income (loss), After-tax amount		(313)	853	(850)
Total other comprehensive (loss) income, net of tax		(313)	853	(850)
Unrealized gain (loss) on assets available-for-sale
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(542)	237	(388)
Reclassification adjustment, Pre-tax amount		48	(3)	(75)
Total other comprehensive income (loss), Pre-tax amount		(494)	234	(463)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		126	(84)	146
Reclassification adjustment, Tax (expense) benefit		(12)	0	26
Total other comprehensive income (loss), Tax (expense) benefit		114	(84)	172
After-tax amount
Other comprehensive income (loss), After-tax amount		(416)	153	(242)
Reclassification adjustment, After-tax amount		36	(3)	(49)
Total other comprehensive (loss) income, net of tax		(380)	150	(291)
Defined benefit plans
Pre-tax amount
Total other comprehensive income (loss), Pre-tax amount		(151)	555	(64)
Tax (expense) benefit
Total other comprehensive income (loss), Tax (expense) benefit		31	(144)	13
After-tax amount
Total other comprehensive (loss) income, net of tax		(120)	411	(51)
Net (loss) gain arising during the period
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(244)	454	(151)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		55	(112)	43
After-tax amount
Other comprehensive income (loss), After-tax amount		(189)	342	(108)
Accumulated Defined Benefit Plans Adjustment, Net Transition Including Portion Attributable to Noncontrolling Interest
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		0	1	(1)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		0	0	1
After-tax amount
Other comprehensive income (loss), After-tax amount		0	1	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost
Pre-tax amount
Reclassification adjustment, Pre-tax amount		93	100	88
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(24)	(32)	(31)
After-tax amount
Reclassification adjustment, After-tax amount		69	68	57
Unrealized gain (loss) on cash flow hedges
Pre-tax amount
Other comprehensive income (loss), Pre-tax amount		(15)	33	(52)
Reclassification adjustment, Pre-tax amount		2	(20)	45
Total other comprehensive income (loss), Pre-tax amount		(13)	13	(7)
Tax (expense) benefit
Other comprehensive income (loss), Tax (expense) benefit		4	(9)	18
Reclassification adjustment, Tax (expense) benefit		(1)	5	(15)
Total other comprehensive income (loss), Tax (expense) benefit		3	(4)	3
After-tax amount
Other comprehensive income (loss), After-tax amount		(11)	24	(34)
Reclassification adjustment, After-tax amount		1	(15)	30
Total other comprehensive (loss) income, net of tax		(10)	9	(4)
Unrealized gain (loss) on cash flow hedges | Trading revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount		0	(2)	16
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	1	(6)
After-tax amount
Reclassification adjustment, After-tax amount		0	(1)	10
Unrealized gain (loss) on cash flow hedges | Other revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount		(2)	(8)	0
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	2	0
After-tax amount
Reclassification adjustment, After-tax amount		(2)	(6)	0
Unrealized gain (loss) on cash flow hedges | Net interest revenue
Pre-tax amount
Reclassification adjustment, Pre-tax amount		0	0	18
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		0	0	(6)
After-tax amount
Reclassification adjustment, After-tax amount		0	0	12
Unrealized gain (loss) on cash flow hedges | Staff expense
Pre-tax amount
Reclassification adjustment, Pre-tax amount		4	(10)	11
Tax (expense) benefit
Reclassification adjustment, Tax (expense) benefit		(1)	2	(3)
After-tax amount
Reclassification adjustment, After-tax amount		$ 3	$ (8)	$ 8

[1]	Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders was $(812) million for the year ended Dec. 31, 2018, $1,408 million for the year ended Dec. 31, 2017 and $(1,165) million for the year ended Dec. 31, 2016.